Other Comprehensive Income (Loss) Components of Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net unrealized gain on investment securities available-for-sale	$ 508	$ 892
Defined benefit pension plan:
Net unrealized actuarial loss	(2,518)	(5,231)
Net unrealized prior service cost	0	(7)
Total	$ (2,010)	$ (4,346)